General information North Atlantic Restructuring (Details) (North Atlantic Restructuring, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended
	Apr. 14, 2011	Mar. 31, 2011	Mar. 31, 2011
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Share issuance to Seadrill		$ 1,275.0	$ 1,275.0
Transactions under common control, consideration transferred, debt issued	309.2
Cash	365.8		369.8
Total	675.0	2,354.8	2,354.8
Transaction under common control, equity interest issued, number of shares		150,000,000
Transactions under common control, parent ownership (as a percentage)		75.00%	75.00%
Transactions under common control, share price		$ 8.50	$ 8.50
Loans Payable
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Transactions under common control, consideration transferred, debt issued			500.0
Coupon rate (as a percent)		7.75%	7.75%
Shareholder Loan
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Transactions under common control, consideration transferred, debt issued			$ 210.0
Coupon rate (as a percent)		6.00%	6.00%